Share Capital and Reserves	3 Months Ended
Mar. 31, 2023
Share Capital and Reserves [Abstract]
SHARE CAPITAL AND RESERVES
13.	SHARE CAPITAL AND RESERVES

a) Authorized share capital

We are authorized to issue an unlimited number of Class A Shares. The Class A Shares do not have any special rights or restrictions attached. As of March 31, 2023, there were 338 Class A Shares issued and outstanding.

b) Issued share capital

During the three-month period ended March 31, 2023, the Company:

i)	Issued 2,500,000 shares at a price of $0.90 per share for total proceeds of $2,250,000 in a registered direct offering. In connection with the offering, the Company incurred $226,544 in issuance costs as part of the transaction.

ii)	Issued 4,042,000 common shares pursuant to exercise of 4,042,000 warrants at a price of $1.10 per share for total proceeds of $4,446,200.

Escrow

At March 31, 2023, 21 common shares (December 31, 2022 – 21) of the Company are held in escrow due to misplaced share certificates originally issued to three individual shareholders.

During the year ended December 31, 2022, the Company:

i)	Issued 291,667 units at a price of $24.00 per unit for total proceeds of $7,000,000. Each unit consisted of one common share and one warrant, to purchase one common share at $28.80 per share until February 28, 2027. In connection with the offering, the Company incurred $900,720 in issuance costs as part of the transaction.

ii)	Issued 11,441 shares, which were converted from Versus Holdco shares.

iii)	Issued 39,375 shares at a price of $22.20 per unit for total proceeds of $874,125 as a result of the underwriter exercising the overallotment.

iv)	Issued 4,196 shares related to the Xcite acquisition and the vesting of key employee shares.

v)	Issued 276,334 units at a price of $7.80 per unit for total proceeds of $2,155,195. The offering consisted of 140,000 common shares and 136,334 pre-funded warrants. In connection with the offering, the Company incurred $313,482 in issuance costs as part of the transaction.

vi)	Issued 412,293 shares at $2.72 per share in a private placement offering for total proceeds of $1,119,373.

vii)	Issued 2,100,000 units at a price of $1.00 per unit for total proceeds of $2,099,866. The offering consisted of 300,000 common shares and 1,800,000 pre-funded warrants. In connection with the offering, the Company incurred $522,460 in issuance costs as part of the transaction.

c) Stock options

The Company may grant incentive stock options to its officers, directors, employees, and consultants. The Company has implemented a rolling Stock Option Plan (the “Plan”) whereby the Company can issue up to 10% of the issued and outstanding common shares of the Company. Options have a maximum term of ten years and vesting is determined by the Board of Directors.

A continuity schedule of outstanding stock options is as follows:

	Number Outstanding	Weighted Average Exercise Price
		($)
Balance –December 31, 2021	129,451	63.60
Granted	104,520	6.19
Exercised	-	-
Forfeited	(6,183)	92.81
Balance –December 31, 2022	227,788	37.13
Granted	400,000	0.90
Exercised	-	-
Forfeited	(60,375)	48.95
Balance – March 31, 2023	567,413	10.33

During the three months ended March 31, 2023, 400,000 stock options were granted by the Company. During the three months ended March 31, 2023, the Company recorded a share-based compensation adjustment of ($1,247,113) (March 31, 2022 - $508,403) relating to options forfeited as a result of the Company’s corporate restructuring in January 2023.

During the year ended December 31, 2022, 104,520 stock options were granted by the Company. During the year ended December 31, 2022, the Company recorded share-based compensation of $1,567,583 relating to options vested during the period.

The Company used the following assumptions in calculating the fair value of stock options for the period ended:

	March 31, 2023	December 31, 2022
Risk-free interest rate	3.93%	2.14% – 4.03%
Expected life of options	5.0 years	5.0 years
Expected dividend yield	Nil	Nil
Volatility	132.65%	96.90% – 112.40%

At March 31, 2023, the Company had incentive stock options outstanding as follows:

Expiry Date	Options Outstanding	Exercise Price	Weighted Average Remaining Life
		($)	(years)
June 6, 2023	937	85.50	0.17
September 4, 2023	688	44.55	0.42
April 2, 2024	6,961	37.80	1.00
June 27, 2024	417	38.40	1.25
September 27, 2024	17,086	67.95	1.50
October 22, 2024	834	60.45	1.58
July 24, 2025	11,794	44.70	2.33
July 31, 2025	9,610	44.70	2.33
August 10, 2025	833	44.70	2,42
June 1, 2026	3,788	105.60	3.17
June 29, 2026	1,500	84.75	3.25
August 19, 2026	29,682	63.00	3.42
March 18, 2027	800	19.80	4.00
May 10, 2027	700	11.85	4.17
August 17, 2027	79,543	6.00	4.42
September 20, 2027	2,240	3.45	4.50
February 13, 2028	400,000	0.90	5.00
	567,413	10.33	4.53

d)	Share purchase warrants

A continuity schedule of outstanding share purchase warrants is as follows:

	Number Outstanding	Weighted Average Exercise Price
		($)
Balance – December 31, 2021	299,077	102.45
Exercised	-	-
Expired	(186,586)	96.30
Issued	5,166,044	3.42
Balance – December 31, 2022	5,278,535	5.74
Exercised	(4,042,000)	1.10
Expired	-	-
Issued	175,000	0.90
Balance – March 31, 2023(1)	1,411,535	18.44

(1)	Unit A warrant balance is 1,687,341 as of March 31, 2023; however, table above reflects 15:1 post-consolidated common shares to be issued and exercise price upon the exercise of the warrants.

During the period ended March 31, 2023, the Company:

i)	Issued 175,000 placement agent warrants in conjunction with a registered direct offering on February 2, 2023, with an exercise price of $0.90 per share.

During the year ended December 31, 2022, the Company:

i)	Completed a public offering on February 28, 2022, and issued 291,669 units at a price of $24.00 per unit for total proceeds of $7,000,000. Each unit consisted of one common share and one warrant, to purchase one common share at $28.80 per share until February 28, 2027.

ii)	Issued 39,375 units on March 24, 2022, at a price of $22.20 per unit for total proceeds of $874,125 because the underwriter exercised its overallotment option. Each unit consisted of one common share and one warrant, to purchase one common share at $28.80 per share until February 28, 2027.

iii)	Issued 414,500 warrants on July 18, 2022, to purchase common shares, each exercisable for one common share at an exercise price of $7.80 per share in an offer to an investor.

iv)	Completed a public offering on December 9, 2022 and issued 2,100,000 units for total proceeds of $2,099,866. Each unit consists of (1) either (a) one common share or (b) one pre-funded warrant to purchase one common share and (2) two warrants to purchase one common share each, at a public offering price of $1.00 per unit. The unit will have an exercise price of $1.10 per share, are exercisable immediately upon issuance, and will expire five years following the date of issuance. An additional 220,500 warrants were provided to placement agents with an exercise price of $1.25 per share.

The Company used the following assumptions in calculating the fair value of the warrants for the period ended:

March 31, 2023
Risk-free interest rate	3.60% - 3.81%
Expected life of warrants	2.83 – 4.92 years
Expected dividend yield	Nil
Volatility	132.65%
Weighted average fair value per warrant	$0.29

At March 31, 2023, the Company had share purchase warrants outstanding as follows:

Expiry Date	Warrants Outstanding	Exercise Price	Weighted Average Remaining Life
		($)	(years)
January 20, 2026(1)	112,491	112.50	2.83
February 28, 2027	331,044	28.80	3.92
December 6, 2027	220,500	1.25	4.67
December 9, 2027	158,000	1.10	4.67
January 18, 2028	414,500	7.80	4.83
February 2, 2028	175,000	0.90	4.92
	1,411,535	18.44	4.42

(1)	Unit A warrant balance is 1,687,341 as of March 31, 2023; however, the table above reflects 15:1 post-consolidated common shares to be issued and exercise price upon the exercise of the warrants.